UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-249

Exact name of registrant as specified in charter:	Delaware Group Equity Funds I

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Balanced Fund

January 31, 2007

	Number of
	Shares	Value (U.S.$)
Common Stock – 60.91%
Consumer Discretionary – 5.24%
*†Charter Communications Class A	900	$3,150
Gap	223,600	4,286,412
Limited Brands	139,600	3,900,424
Mattel	193,600	4,716,096
		12,906,082
Consumer Staples – 6.80%
ConAgra Foods	110,100	2,830,671
Heinz (H.J.)	99,000	4,664,880
Kimberly-Clark	65,600	4,552,640
Safeway	131,100	4,723,533
		16,771,724
Energy – 3.70%
Chevron	66,100	4,817,368
ConocoPhillips	65,000	4,316,650
		9,134,018
Financials – 14.47%
Allstate	68,100	4,096,896
Aon	127,000	4,554,220
Chubb	81,700	4,251,668
Hartford Financial Services Group	49,900	4,736,009
Huntington Bancshares	188,300	4,383,624
Morgan Stanley	58,100	4,810,098
Wachovia	80,600	4,553,900
Washington Mutual	95,900	4,276,181
		35,662,596
Health Care – 11.36%
Abbott Laboratories	93,300	4,944,900
Baxter International	96,300	4,782,258
Bristol-Myers Squibb	192,700	5,547,833
Merck & Co.	97,300	4,354,175
Pfizer	161,600	4,240,384
Wyeth	83,900	4,145,499
		28,015,049
Industrials – 3.91%
Donnelley (R.R.) & Sons	138,300	5,130,930
†Foster Wheeler	80	4,278
Waste Management	118,700	4,508,226
		9,643,434
Information Technology – 7.64%
Hewlett-Packard	113,900	4,929,592
Intel	213,800	4,481,248
International Business Machines	47,500	4,709,625
†Xerox	273,400	4,702,480
		18,822,945
Materials – 1.93%
duPont (E.I.) deNemours	96,000	4,757,760
		4,757,760
Telecommunications – 3.97%
AT&T	136,100	5,121,443
Verizon Communications	121,100	4,664,772
		9,786,215
Utilities – 1.89%
Progress Energy	98,200	4,668,428
		4,668,428
Total Common Stock (cost $120,582,513)		150,168,251

Preferred Stock – 0.12%
Freddie Mac 5.57%	7,300	182,500
Nexen 7.35%	4,520	114,944
Total Preferred Stock (cost $295,500)		297,444

	Principal
	Amount (U.S.$)
Agency Asset-Backed Securities – 0.09%
Fannie Mae Grantor Trust Series 2003-T4 2A5 4.907% 9/26/33	$154,224	153,815
•Fannie Mae Whole Loan Series 2002-W11 AV1 5.66% 11/25/32	56,486	56,489
Total Agency Asset-Backed Securities (cost $209,485)		210,304

Agency Collateralized Mortgage Obligations – 1.70%
Fannie Mae
Series 1996-46 ZA 7.50% 11/25/26	120,723	124,510
Series 2003-122 AJ 4.50% 2/25/28	118,782	115,713
Series 2005-110 MB 5.50% 9/25/35	340,000	340,791
•Series 2006-M2 A2F 5.259% 5/25/20	530,000	518,764
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41	96,074	103,052
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44	164,721	167,855
Series 2004-W11 1A2 6.50% 5/25/44	190,441	194,115
◆FHLMC Pass Through Securities Series T-58 2A 6.50% 9/25/43	196,873	200,284
Freddie Mac
Series 1730 Z 7.00% 5/15/24	96,986	100,955
Series 2326 ZQ 6.50% 6/15/31	510,863	528,832
Series 2480 EH 6.00% 11/15/31	14,493	14,468
Series 2662 MA 4.50% 10/15/31	218,081	213,537
Series 2872 GC 5.00% 11/15/29	200,000	195,754
Series 2890 PC 5.00% 7/15/30	380,000	371,479
Series 2915 KP 5.00% 11/15/29	220,000	215,364
Series 3005 ED 5.00% 7/15/25	280,000	263,293
Series 3022 MB 5.00% 12/15/28	165,000	162,671
Series 3063 PC 5.00% 2/15/29	360,000	354,640
Total Agency Collateralized Mortgage Obligations (cost $4,263,264)		4,186,077

Agency Mortgage-Backed Securities – 5.82%
Fannie Mae 6.50% 8/1/17	126,926	129,571
Fannie Mae Relocation 30 yr
5.00% 11/1/33	145,664	141,107
5.00% 1/1/34	178,672	172,980
5.00% 1/1/36	99,798	96,502
Fannie Mae S.F. 15 yr TBA 6.00% 2/1/37	615,000	621,919
Fannie Mae S.F. 30 yr
5.50% 3/1/29	419,056	414,325
5.50% 4/1/29	469,203	463,906
7.50% 6/1/31	77,014	80,190
Fannie Mae S.F. 30 yr TBA
5.00% 2/1/37	1,815,000	1,741,834
5.50% 2/1/37	5,990,000	5,892,663
6.00% 2/15/37	2,690,000	2,700,088
6.50% 2/1/37	345,000	350,822
•Freddie Mac ARM 5.015% 4/1/34	118,212	119,905
Freddie Mac Relocation 30 yr 5.00% 9/1/33	575,756	559,719
Freddie Mac S.F. 15 yr 4.00% 2/1/14	322,999	311,224
Freddie Mac S.F. 30 yr
7.00% 11/1/33	94,193	97,151
8.50% 4/1/09	6	6
Freddie Mac S.F. 30 yr TBA 6.00% 2/15/37	425,000	426,726
GNMA I S.F. 30 yr 7.50% 9/15/31	20,234	21,116
Total Agency Mortgage-Backed Securities (cost $14,437,186)		14,341,754

Agency Obligations – 0.86%
^Fannie Mae 5.389% 10/9/19	805,000	395,309
Federal Home Loan Bank System 4.25% 9/14/07	995,000	988,814
*Freddie Mac 4.75% 1/19/16	100,000	97,404
^Resolution Funding Interest Strip 5.24% 10/15/25	1,670,000	636,768
Total Agency Obligations (cost $2,134,913)		2,118,295

Commercial Mortgage-Backed Securities – 2.14%
Bank of America Commercial Mortgage Securities
•Series 2006-3 A4 5.889% 7/10/44	265,000	271,580
Series 2006-4 A4 5.634% 7/10/46	160,000	161,191
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16	260,000	258,080
◆Commercial Mortgage Pass Through Certificates
#Series 2001-J1A A2 144A 6.457% 2/14/34	170,828	175,822
Series 2006-C7 A2 5.69% 6/10/46	140,000	141,331
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.555% 2/15/39	75,000	75,276
#Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35	140,000	137,524
Deutsche Mortgage and Asset Receiving Series 1998-C1 A2 6.538% 6/15/31	168,705	169,577
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35	113,362	114,273
GE Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	410,000	425,062
GS Mortgage Securities II
Series 2006-GG8 A4 5.56% 11/10/39	240,000	240,635
•#Series 2006-RR2 A1 144A 5.694% 6/23/46	175,000	175,032
•#Series 2006-RR3 A1S 144A 5.659% 7/18/56	290,000	291,235
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	215,000	214,675
Series 2003-C1 A2 4.985% 1/12/37	362,000	353,669
•Series 2006-LDP7 AJ 5.875% 4/15/45	10,000	10,267
•#Series 2006-RR1A A1 144A 5.455% 10/18/52	160,000	158,925
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31	320,000	334,442
Merrill Lynch Mortgage Trust
#Series 2005-GGP1 E 144A 4.33% 11/15/10	105,000	104,017
#Series 2005-GGP1 F 144A 4.35% 11/15/10	105,000	103,986
•Series 2006-C1 ASB 5.66% 5/12/39	225,000	228,059
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	395,000	393,552
#Tower 144A
Series 2004-2A A 4.232% 12/15/14	270,000	261,730
Series 2006-1 B 5.588% 2/15/36	85,000	84,984
Series 2006-1 C 5.707% 2/15/36	130,000	129,976
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48	265,000	265,408
Total Commercial Mortgage-Backed Securities (cost $5,379,270)		5,280,308

Corporate Bonds – 11.34%
Banking – 1.53%
•#Barclays Bank 144A 7.375% 6/29/49	140,000	150,600
Citigroup 6.125% 8/25/36	205,000	211,261
First Union Institutional Capital II 7.85% 1/1/27	265,000	275,726
•#HBOS 144A 5.92% 9/29/49	100,000	97,966
JP Morgan Chase Capital XX 6.55% 9/29/36	170,000	174,271
•#KBC Bank Funding Trust III 144A 9.86% 11/29/49	85,000	94,081
•MUFG Capital Finance 1 6.346% 7/29/49	100,000	101,037
Popular North America
4.25% 4/1/08	325,000	319,762
•5.76% 4/6/09	135,000	135,464
Popular North America Capital Trust I 6.564% 9/15/34	95,000	93,728
•#Rabobank Capital Funding II 144A 5.26% 12/29/49	195,000	190,179
•RBS Capital Trust I 4.709% 12/29/49	310,000	293,387
•#Resona Bank 144A 5.85% 9/29/49	195,000	189,884
•#Resona Preferred Global Securities 144A 7.191% 12/29/49	305,000	319,481
*Sovereign Capital Trust VI 7.908% 6/13/36	115,000	128,512
SunTrust Capital II 7.90% 6/15/27	210,000	218,773
•UBS Preferred Funding Trust V 6.243% 5/29/49	195,000	200,578
•#Vneshtorgbank 144A 5.97% 8/1/08	105,000	105,236
#Wachovia Capital Trust I 144A 7.64% 1/15/27	250,000	259,689
•Wachovia Capital Trust III 5.80% 8/29/49	220,000	221,717
		3,781,332
Basic Industry – 0.53%
*AK Steel 7.875% 2/15/09	15,000	15,075
Alcoa
5.55% 2/1/17	70,000	69,706
5.90% 2/1/27	75,000	74,346
5.95% 2/1/37	45,000	44,656
Barrick Gold Finance 7.50% 5/1/07	95,000	95,460
Bowater
9.00% 8/1/09	10,000	10,600
9.50% 10/15/12	10,000	10,575
Donohue Forest Products 7.625% 5/15/07	10,000	10,050

Georgia-Pacific
8.875% 5/15/31	25,000	26,563
#144A 7.00% 1/15/15	15,000	15,000
*#Hexion US Finance 144A 9.75% 11/15/14	20,000	21,000
Lubrizol 4.625% 10/1/09	165,000	161,433
Lyondell Chemical 8.00% 9/15/14	10,000	10,450
#Momentive Performance Materials 144A 9.75% 12/1/14	15,000	15,450
NewPage 10.00% 5/1/12	15,000	16,425
*Norske Skog Canada 8.625% 6/15/11	20,000	20,650
‡#Port Townsend Paper 144A 11.00% 4/15/11	35,000	28,175
Potlatch 13.00% 12/1/09	15,000	17,255
#Sappi Papier Holding 144A 7.50% 6/15/32	15,000	14,266
‡Solutia 6.72% 10/15/37	15,000	14,400
#Stora Enso Oyj 144A 7.25% 4/15/36	120,000	125,229
Tembec Industries 8.625% 6/30/09	25,000	21,000
#Tube City IMS 144A 9.75% 2/1/15	10,000	10,300
Vale Overseas
6.25% 1/23/17	160,000	160,701
6.875% 11/21/36	165,000	168,344
Weyerhaeuser 7.375% 3/15/32	110,000	117,220
Witco 6.875% 2/1/26	15,000	12,975
		1,307,304
Brokerage – 0.55%
•Ameriprise Financial 7.518% 6/1/66	545,000	596,060
Amvescap 4.50% 12/15/09	320,000	311,345
E Trade Financial 8.00% 6/15/11	10,000	10,488
Goldman Sachs Group 6.345% 2/15/34	150,000	150,189
LaBranche
9.50% 5/15/09	15,000	15,825
11.00% 5/15/12	25,000	27,063
Merrill Lynch
6.05% 5/16/16	140,000	144,009
6.11% 1/29/37	100,000	99,116
		1,354,095
Capital Goods – 0.32%
#Ahern Rentals 144A 9.25% 8/15/13	10,000	10,463
*#Aleris International 144A 10.00% 12/15/16	20,000	20,800
Allied Waste North America 9.25% 9/1/12	5,000	5,319
Armor Holdings 8.25% 8/15/13	15,000	15,750
Baldor Electric 8.625% 2/15/17	5,000	5,188
*#Berry Plastics Holding 144A 8.875% 9/15/14	15,000	15,563
Casella Waste Systems 9.75% 2/1/13	25,000	26,375
Caterpillar 6.05% 8/15/36	105,000	107,410
CPG International I 10.50% 7/1/13	10,000	10,475
*#Esco 144A 8.625% 12/15/13	5,000	5,175
General Electric 5.00% 2/1/13	330,000	325,052
*Geo Subordinate 11.00% 5/15/12	10,000	9,675
*Graham Packaging 9.875% 10/15/14	25,000	25,875
Interface 10.375% 2/1/10	20,000	22,200
Intertape Polymer 8.50% 8/1/14	15,000	13,800
*☐NTK Holdings 10.75% 3/1/14	10,000	7,400
#Siemens Finance 144A 6.125% 8/17/26	135,000	137,547
*WCA Waste 9.25% 6/15/14	15,000	15,675
		779,742
Communications – 1.39%
µAdelphia Communications 8.125% 4/1/07	20,000	20,550
*‡Allegiance Telecom 11.75% 2/15/08	15,000	6,825
*American Tower 7.125% 10/15/12	25,000	25,969
AT&T
7.30% 11/15/11	215,000	232,605
8.00% 11/15/31	105,000	130,625
BellSouth 4.20% 9/15/09	130,000	126,383
British Telecommunications 9.125% 12/15/30	95,000	130,564
#Broadview Networks Holdings 144A 11.375% 9/1/12	10,000	10,500
*CCH I Holdings 13.50% 1/15/14	15,000	14,925
*µCentury Communications 9.50% 4/1/07	25,000	31,563
Charter Communication Holdings 13.50% 1/15/11	35,000	35,000
*Cincinnati Bell 8.375% 1/15/14	5,000	5,150
#CMP Susquehanna 144A 9.875% 5/15/14	10,000	10,300
Comcast

•5.66% 7/14/09	100,000	100,307
6.45% 3/15/37	95,000	95,622
6.50% 11/15/35	90,000	91,404
Cox Communications 4.625% 1/15/10	155,000	151,593
#Cricket Communications 144A 9.375% 11/1/14	20,000	21,100
Embarq 6.738% 6/1/13	130,000	133,447
Hughes Network Systems/Finance 9.50% 4/15/14	25,000	26,563
*#Idearc 144A 8.00% 11/15/16	5,000	5,106
☐Inmarsat Finance 10.375% 11/15/12	25,000	23,313
Insight Communications 12.25% 2/15/11	5,000	5,231
*Insight Midwest 9.75% 10/1/09	12,000	12,240
Level 3 Communications 11.50% 3/1/10	20,000	21,650
#Level 3 Financing 144A 9.25% 11/1/14	10,000	10,275
*Mediacom Broadband 8.50% 10/15/15	5,000	5,088
*Mediacom Capital 9.50% 1/15/13	35,000	36,138
#MetroPCS Wireless 144A 9.25% 11/1/14	5,000	5,225
#Quebecor World 144A 9.75% 1/15/15	15,000	15,731
Qwest
*7.50% 10/1/14	15,000	15,994
•8.61% 6/15/13	25,000	27,375
Rural Cellular
*9.875% 2/1/10	15,000	15,975
*•11.121% 11/1/12	10,000	10,500
Sprint Capital
6.875% 11/15/28	80,000	79,854
*7.625% 1/30/11	205,000	219,096
8.75% 3/15/32	35,000	41,672
Telecom Italia Capital
*•5.97% 7/18/11	245,000	245,538
7.20% 7/18/36	175,000	179,332
Telefonica Emisones
•5.665% 6/19/09	130,000	130,268
5.984% 6/20/11	85,000	86,432
6.421% 6/20/16	75,000	77,727
7.045% 6/20/36	75,000	80,943
Telefonos de Mexico 4.50% 11/19/08	310,000	305,648
THOMSON 5.75% 2/1/08	130,000	130,266
Time Warner 5.50% 11/15/11	130,000	129,815
Time Warner Entertainment 8.375% 3/15/23	55,000	64,771
Triton PCS
*8.50% 6/1/13	10,000	10,250
9.375% 2/1/11	15,000	15,525
•US LEC 13.87% 10/1/09	15,000	15,956
		3,423,929
Consumer Cyclical – 0.69%
Accuride 8.50% 2/1/15	15,000	14,700
Boyd Gaming 8.75% 4/15/12	15,000	15,769
Brickman Group 11.75% 12/15/09	5,000	5,306
Carrols 9.00% 1/15/13	10,000	10,350
Corrections Corporation of America 7.50% 5/1/11	15,000	15,469
*•DaimlerChrysler Holdings 5.82% 8/3/09	245,000	245,731
*Denny's 10.00% 10/1/12	10,000	10,688
Ford Motor Credit
7.375% 10/28/09	20,000	20,139
9.875% 8/10/11	10,000	10,717
Gaylord Entertainment 8.00% 11/15/13	15,000	15,450
*General Motors 8.375% 7/15/33	25,000	23,656
General Motors Acceptance Corporation
6.875% 9/15/11	200,000	203,171
8.00% 11/1/31	5,000	5,644
#Goodyear Tire & Rubber 144A 8.625% 12/1/11	5,000	5,288
*Harrah's Operating 6.50% 6/1/16	20,000	18,242
Home Depot
5.40% 3/1/16	65,000	62,894
5.875% 12/16/36	350,000	342,265
*Landry's Restaurant 7.50% 12/15/14	10,000	9,900
*Lodgenet Entertainment 9.50% 6/15/13	25,000	26,938
Majestic Star Casino 9.50% 10/15/10	15,000	15,750
Mandalay Resort Group
*9.375% 2/15/10	20,000	21,425
9.50% 8/1/08	10,000	10,563

*MGM MIRAGE 7.625% 1/15/17	5,000	5,056
*#Michaels Stores 144A 11.375% 11/1/16	15,000	16,275
*Neiman Marcus 9.00% 10/15/15	10,000	11,000
*NPC International 9.50% 5/1/14	15,000	15,525
O'Charleys 9.00% 11/1/13	10,000	10,550
Penney (JC)
7.625% 3/1/97	90,000	92,662
8.00% 3/1/10	95,000	101,351
#Pokagon Gaming Authority 144A 10.375% 6/15/14	20,000	22,050
#Snoqualmie Entertainment Authority 144A 9.125% 2/1/15	5,000	5,088
☐Town Sports International 11.00% 2/1/14	10,000	8,900
True Temper Sports 8.375% 9/15/11	15,000	12,675
Viacom 5.75% 4/30/11	140,000	140,283
WMG Acquisition 7.375% 4/15/14	10,000	9,900
Wheeling Island Gaming 10.125% 12/15/09	125,000	127,656
		1,689,026
Consumer Non-Cyclical – 0.50%
#Aramark 144A 8.50% 2/1/15	15,000	15,431
Boston Scientific 6.40% 6/15/16	145,000	147,589
*Constellation Brands 8.125% 1/15/12	15,000	15,675
#Cooper 144A 7.125% 2/15/15	5,000	5,075
Cott Beverages 8.00% 12/15/11	15,000	15,413
CRC Health 10.75% 2/1/16	15,000	16,463
*HCA 6.50% 2/15/16	30,000	25,425
#Healthsouth 144A 10.75% 6/15/16	25,000	27,594
Ingles Markets 8.875% 12/1/11	15,000	15,731
Kraft Foods 4.125% 11/12/09	85,000	82,368
Kroger 6.375% 3/1/08	185,000	185,933
Medco Health Solutions 7.25% 8/15/13	75,000	79,769
Medtronic 4.375% 9/15/10	25,000	24,284
Merck & Co. 5.75% 11/15/36	240,000	236,280
National Beef Packing 10.50% 8/1/11	20,000	21,200
*Pilgrim's Pride
8.375% 5/1/17	15,000	14,850
9.625% 9/15/11	10,000	10,500
*#Rental Services 144A 9.50% 12/1/14	20,000	21,000
*Swift & Co. 12.50% 1/1/10	15,000	15,713
US Oncology 10.75% 8/15/14	20,000	22,300
UST 6.625% 7/15/12	55,000	57,675
*☐Vanguard Health Holding 11.25% 10/1/15	30,000	24,225
*#Wimar Opco Finance 144A 9.625% 12/15/14	5,000	4,994
Wyeth 5.50% 2/1/14	150,000	149,956
		1,235,443
Electric – 1.44%
•Alabama Power Capital Trust IV 4.75% 10/1/42	335,000	333,266
Avista 9.75% 6/1/08	10,000	10,513
#Caithness Coso Funding 144A 5.489% 6/15/19	140,331	135,946
‡#Calpine 144A 8.496% 7/15/07	19,550	21,212
Dominion Resources 5.687% 5/15/08	130,000	130,242
Duke Capital 5.668% 8/15/14	200,000	195,625
FPL Group Capital
5.625% 9/1/11	150,000	151,387
•6.35% 10/1/66	205,000	207,351
Midamerican Energy Holdings 6.125% 4/1/36	110,000	110,962
Midwest Generation
8.30% 7/2/09	12,642	12,989
*8.75% 5/1/34	15,000	16,275
•Nisource Finance 5.94% 11/23/09	125,000	125,167
Oncor Electric 7.00% 9/1/22	195,000	209,211
Orion Power Holdings 12.00% 5/1/10	25,000	28,813
Pepco Holdings
5.50% 8/15/07	255,000	254,924
•5.994% 6/1/10	175,000	175,408
#Power Contract Financing 144A 6.256% 2/1/10	108,082	108,566
PSEG Funding Trust I 5.381% 11/16/07	225,000	224,432
Puget Sound Energy 5.483% 6/1/35	105,000	95,001
Southern Capital Funding 5.30% 2/1/07	175,000	175,000
Southwestern Public Service 6.00% 10/1/36	190,000	186,879
#Taqa 144A

5.875% 10/27/16	160,000	160,054
6.50% 10/27/36	400,000	407,387
Xcel Energy 6.50% 7/1/36	60,000	62,919
		3,539,529
Energy – 0.43%
*Apache 5.625% 1/15/17	155,000	155,351
*Bluewater Finance 10.25% 2/15/12	10,000	10,525
#Canadian Oil Sands 144A 4.80% 8/10/09	145,000	142,019
*Chesapeake Energy 6.625% 6.625% 1/15/16	5,000	4,888
Compton Petroleum Finance 7.625% 12/1/13	20,000	19,200
#Hilcorp Energy I 144A
7.75% 11/1/15	5,000	4,963
*9.00% 6/1/16	10,000	10,650
*10.50% 9/1/10	10,000	10,763
Kerr-McGee 7.125% 10/15/27	105,000	111,713
Mariner Energy 7.50% 4/15/13	10,000	9,750
#OPTI Canada 144A 8.25% 12/15/14	10,000	10,500
*PetroHawk Energy 9.125% 7/15/13	15,000	15,600
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	165,000	164,351
#Regency Energy Partners/Finance 144A 8.375% 12/15/13	20,000	20,150
•Secunda International 13.36% 9/1/12	15,000	15,675
#Stallion Oilfield Services/Finance 144A 9.75% 2/1/15	10,000	10,100
*Weatherford International 4.95% 10/15/13	340,000	323,236
Whiting Petroleum 7.25% 5/1/13	10,000	9,975
		1,049,409
Finance Companies – 0.67%
•American Express 6.80% 9/1/66	110,000	117,496
American General Finance 4.875% 7/15/12	165,000	160,312
*FTI Consulting 7.625% 6/15/13	30,000	30,863
•#Fuji JGB Investment 144A 9.87% 12/29/49	195,000	205,783
International Lease Finance 4.625% 6/2/08	10,000	9,897
Residential Capital
*•5.85% 6/9/08	175,000	174,754
6.00% 2/22/11	125,000	124,443
6.125% 11/21/08	170,000	170,636
6.375% 6/30/10	147,000	148,340
6.50% 4/17/13	195,000	197,060
6.875% 6/30/15	315,000	323,656
		1,663,240
Industrial - Other – 0.02%
Adesa 7.625% 6/15/12	15,000	15,525
*#Mobile Services Group 144A 9.75% 8/1/14	10,000	10,575
#RBS Global & Rexnord 144A
9.50% 8/1/14	5,000	5,200
*11.75% 8/1/16	10,000	10,625
*Trimas 9.875% 6/15/12	10,000	10,075
		52,000
Insurance – 1.78%
#Farmers Insurance Exchange 144A
6.00% 8/1/14	20,000	19,681
8.625% 5/1/24	425,000	505,389
•#Financial Security Assurance 144A 6.40% 12/15/66	100,000	100,522
•#Great West Life & Annuity Insurance 144A 7.153% 5/16/46	115,000	121,890
Marsh & McLennan
5.15% 9/15/10	175,000	172,699
*5.375% 3/15/07	245,000	244,961
•5.50% 7/13/07	50,000	50,009
MetLife
5.00% 6/15/15	85,000	81,997
6.40% 12/15/36	300,000	301,566
Montpelier Re 6.125% 8/15/13	265,000	257,843
#Mutual of Omaha Insurance 144A 6.80% 6/15/36	100,000	107,274
#Nationwide Mutual Insurance 144A 7.875% 4/1/33	265,000	314,092
*#Nippon Life Insurance 144A 4.875% 8/9/10	255,000	248,838
◆•#North Front Pass Through Trust 144A 5.81% 12/15/24	500,000	489,514
PMI Group 5.568% 11/15/08	200,000	199,493
Safeco Capital Trust I 8.072% 7/15/37	280,000	292,677
St. Paul Travelers 5.01% 8/16/07	115,000	114,639
◆•#Twin Reefs Pass Through Trust 144A 6.32% 12/31/49	400,000	401,404
WellPoint

4.25% 12/15/09	140,000	135,793
5.85% 1/15/36	60,000	58,487
Willis North America
5.125% 7/15/10	105,000	102,115
5.625% 7/15/15	60,000	57,509
		4,378,392
Natural Gas – 0.58%
El Paso Natural Gas 7.625% 8/1/10	25,000	26,125
El Paso Production 7.75% 6/1/13	5,000	5,200
Enterprise Products Operating
4.00% 10/15/07	285,000	281,812
4.625% 10/15/09	240,000	234,718
Inergy Finance 6.875% 12/15/14	15,000	14,588
Sempra Energy
4.621% 5/17/07	220,000	219,425
•5.845% 5/21/08	260,000	260,550
Valero Logistics Operations 6.05% 3/15/13	395,000	398,025
		1,440,443
Real Estate – 0.18%
American Real Estate Partners 8.125% 6/1/12	5,000	5,163
BF Saul REIT 7.50% 3/1/14	20,000	20,500
Developers Diversified Realty 4.625% 8/1/10	295,000	286,766
HRPT Properties Trust 5.75% 2/15/14	130,000	129,673
Rouse 7.20% 9/15/12	5,000	5,185
		447,287
Technology – 0.21%
*#Freescale Semiconductor 144A 10.125% 12/15/16	35,000	35,000
*MagnaChip Semiconductor 8.00% 12/15/14	35,000	22,050
Motorola 4.608% 11/16/07	430,000	427,137
*#Open Solutions 144A 9.75% 2/1/15	10,000	10,250
*Solectron Global Finance 8.00% 3/15/16	10,000	10,050
*Sungard Data Systems 10.25% 8/15/15	10,000	10,800
#UGS Capital II PIK 144A 10.348% 6/1/11	10,000	10,225
		525,512
Transportation – 0.52%
American Airlines
3.857% 7/9/10	245,287	238,051
*7.377% 5/23/19	9,168	9,077
American Commercial Lines 9.50% 2/15/15	5,000	5,794
*Continental Airlines 6.503% 6/15/11	435,000	447,506
#Erac USA Finance 144A 7.35% 6/15/08	450,000	459,400
Hertz 8.875% 1/1/14	15,000	16,013
☐H-Lines Finance Holdings 11.00% 4/1/13	22,000	20,515
*Horizon Lines 9.00% 11/1/12	10,000	10,575
Kansas City Southern de Mexico 12.50% 6/15/12	8,000	8,680
Kansas City Southern Railway 9.50% 10/1/08	10,000	10,525
OMI 7.625% 12/1/13	20,000	20,400
Seabulk International 9.50% 8/15/13	15,000	16,313
Stena 9.625% 12/1/12	15,000	16,219
		1,279,068
Total Corporate Bonds (cost $27,717,375)		27,945,751

Convertible Bonds – 0.00%
Ford Motor 4.25% 12/15/36 exercise price $9.20, expiration date 12/15/36	5,000	5,700
Total Convertible Bonds (cost $5,000)		5,700

Foreign Agencies – 0.17%
Pemex Project Funding Master Trust
6.125% 8/15/08	220,000	221,320
6.625% 6/15/35	200,000	199,250
Total Foreign Agencies (cost $418,780)		420,570

Municipal Bonds – 0.61%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)	310,000	332,493
California State 5.00% 2/1/33	120,000	124,340
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)	115,000	121,393
Illinois State Taxable Pension 5.10% 6/1/33	170,000	160,812
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29	220,000	236,621
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)	210,000	224,803
Oregon State Taxable Pension 5.892% 6/1/27	200,000	207,142

West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)	100,000	98,670
Total Municipal Bonds (cost $1,463,961)		1,506,274

Non-Agency Asset-Backed Securities – 2.47%
•Ameriquest Mortgage Securities Series 2006-R1 A2C 5.51% 3/25/36	180,000	180,222
#Cendant Timeshare Receivables Funding Series 2004-1A A1 144A 3.67% 5/20/16	118,065	114,911
Countrywide Asset-Backed Certificates
#Series 2004-BC1 Note 144A 5.50% 4/25/35	12,215	12,303
Series 2004-S1 A2 3.872% 3/25/20	15,170	14,942
•Series 2006-3 2A2 5.50% 6/25/36	495,000	495,784
Series 2006-S3 A2 6.085% 6/25/21	260,000	261,795
•Series 2006-S6 A2 5.519% 3/25/34	250,000	248,792
•Series 2006-S7 A3 5.712% 11/25/35	515,000	512,291
•Series 2006-S9 A3 5.728% 8/25/36	235,000	233,335
#Credit-Based Asset Service and Securitization Series 2006-SL1 A2 144A 5.556% 9/25/36	285,000	284,272
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	290,000	293,785
•GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	115,000	114,927
GSAMP Series 2006-S3 A1 6.085% 5/25/36	84,563	84,356
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	135,756	133,211
Merrill Lynch Mortgage Investors
•Series 2005-NCB A1A 5.451% 7/25/36	32,089	31,953
•Series 2006-AR1 A2C 5.48% 3/25/37	425,000	425,136
Mid-State Trust
Series 11 A1 4.864% 7/15/38	109,502	104,800
Series 2004-1 A 6.005% 8/15/37	57,423	57,912
#Series 2006-1 A 144A 5.787% 10/15/40	91,216	90,600
•Option One Mortgage Loan Trust Series 2005-4 A3 5.58% 11/25/35	665,000	666,660
Renaissance Home Equity Loan Trust
Series 2005-4 A2 5.399% 2/25/36	135,000	134,313
Series 2005-4 A3 5.565% 2/25/36	85,000	84,697
•Residential Asset Securities Series 2006-KS3 AI3 5.49% 4/25/36	765,000	766,166
#Sharp Net Interest Margin Trust Series 2004-2N Note 144A 7.00% 1/25/34	15,156	10,609
#Sierra Receivables Funding Series 2003-2A A1 144A 3.03% 12/15/15	216,437	209,896
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	184,885	165,668
Series 2004-16XS A2 4.91% 8/25/34	135,770	135,117
UPFC Auto Receivables Trust Series 2006-B A3 5.01% 8/15/12	210,000	208,700
Total Non-Agency Asset-Backed Securities (cost $6,103,662)		6,077,153

Non-Agency Collateralized Mortgage Obligations – 8.17%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	205,000	198,349
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	383,624	383,145
Series 2004-2 1A1 6.00% 3/25/34	280,057	279,707
Series 2005-3 2A1 5.50% 4/25/20	203,647	201,992
Series 2005-5 2CB1 6.00% 6/25/35	199,402	199,091
Series 2005-9 5A1 5.50% 10/25/20	240,569	238,314
•Bank of America Funding Securities Series 2006-F 1A2 5.171% 7/20/36	228,514	226,184
Bank of America Mortgage Securities
•Series 2003-D 1A2 6.119% 5/25/33	5,552	5,592
Series 2005-9 2A1 4.75% 10/25/20	330,816	323,151
•Bear Stearns Alternative A Trust
Series 2006-3 33A1 6.179% 5/25/36	313,264	316,525
Series 2006-3 34A1 6.186% 5/25/36	328,047	331,505
Series 2006-4 23A5 6.238% 8/25/36	245,140	247,710
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35	252,635	251,687
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	470,850	462,587
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	98,727	98,542
•Series 2004-J7 1A2 4.673% 8/25/34	107,477	106,228
•Series 2005-63 3A1 5.896% 11/25/35	329,773	329,461
Series 2006-2CB A3 5.50% 3/25/36	220,992	221,080
◆Countrywide Home Loan Mortgage Pass Through Trust
•Series 2004-12 1M 4.563% 8/25/34	234,172	231,931
Series 2005-23 A1 5.50% 11/25/35	643,064	627,389
Series 2005-29 A1 5.75% 12/25/35	381,988	376,527
Series 2006-1 A2 6.00% 3/25/36	147,571	146,879
Series 2006-1 A3 6.00% 3/25/36	60,765	60,157
•Series 2006-HYB3 3A1A 6.106% 5/20/36	292,944	294,715
•Series 2006-HYB4 1A2 5.695% 6/20/36	213,569	214,148

Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	95,479	97,090
Series 2004-1 3A1 7.00% 2/25/34	58,082	59,062
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	101,605	107,633
Series 2004-AR5 4A1 5.682% 10/25/34	179,697	178,815
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.191% 5/25/35	246,707	242,015
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27	78,650	82,159
Series 1999-3 A 8.00% 8/19/29	127,361	133,790
Series 2005-RP1 1A3 8.00% 1/25/35	145,561	153,413
Series 2005-RP1 1A4 8.50% 1/25/35	70,520	74,997
GSR Mortgage Loan Trust Series 2006-1F 5A2 6.00% 2/25/36	101,968	100,949
•Indymac Index Mortgage Loan Trust
Series 2005-AR25 1A21 5.873% 12/25/35	246,650	246,064
Series 2006-AR2 1A1A 5.54% 4/25/46	114,887	114,973
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.776% 2/25/35	294,086	283,375
Series 2005-A4 1A1 5.405% 7/25/35	313,156	308,794
Series 2005-A6 1A2 5.147% 9/25/35	375,000	373,890
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	251,983	251,379
Series 2006-1 3A3 5.50% 2/25/36	235,000	234,833
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 5.834% 12/25/33	138,468	140,055
Series 2005-1 B1 5.424% 3/25/35	282,644	279,227
Series 2005-6 7A1 5.375% 6/25/35	195,319	192,592
MASTR Alternative Loans Trust
Series 2003-6 3A1 8.00% 9/25/33	41,479	42,383
Series 2005-3 7A1 6.00% 4/25/35	260,607	260,671
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	215,693	226,806
Series 2005-2 1A4 8.00% 5/25/35	180,075	189,979
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36	140,960	142,679
Nomura Asset Acceptance
Series 2005-WF1 2A2 4.786% 3/25/35	390,000	383,284
•Series 2006-AF1 1A2 6.159% 5/25/36	370,000	373,049
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34	111,890	112,240
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	95,190	96,566
Series 2004-SL4 A3 6.50% 7/25/32	155,924	158,066
Series 2005-SL1 A2 6.00% 5/25/32	192,788	196,067
•Residential Funding Mortgage Securities I Series 2006-SA3 3A1 6.059% 9/25/36	271,909	273,528
•Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	194,473	192,522
Series 2005-3XS A2 5.57% 1/25/35	109,189	109,255
Series 2005-22 4A2 5.379% 12/25/35	55,834	54,908
Series 2006-5 5A4 5.574% 6/25/36	118,840	117,261
Structured Asset Securities
•Series 2002-22H 1A 6.961% 11/25/32	67,945	68,901
Series 2004-12H 1A 6.00% 5/25/34	234,156	233,790
•Series 2005-6 B2 5.344% 5/25/35	97,744	92,597
Washington Mutual
Series 2004-CB3 4A 6.00% 10/25/19	353,768	356,100
•Series 2006-AR7 1A 5.863% 7/25/46	157,615	157,917
•Series 2006-AR8 1A5 5.918% 8/25/46	56,787	57,012
•Series 2006-AR8 2A3 6.151% 8/25/36	37,443	37,668
•Series 2006-AR10 1A1 5.962% 9/25/36	281,700	283,173
•Series 2006-AR14 1A4 5.661% 11/25/36	302,332	301,830
◆Washington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-6 3CB 5.50% 8/25/35	302,764	295,857
Series 2005-9 3CB 5.50% 10/25/20	276,464	274,884
Series 2006-2 2CB 6.50% 3/25/36	199,572	201,695
Series 2006-5 2CB3 6.00% 7/25/36	265,750	268,311
Series 2006-5 LB1 6.00% 7/25/36	129,271	127,830
•Series 2006-AR5 3A 5.823% 7/25/46	200,429	201,149
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-T A1 4.381% 9/25/34	157,163	157,335
Series 2005-12 1A7 5.50% 11/25/35	369,705	358,730
Series 2005-14 2A1 5.50% 12/25/35	427,182	416,769

Series 2005-17 1A1 5.50% 1/25/36	316,583	308,867
Series 2005-17 1A2 5.50% 1/25/36	288,233	279,676
Series 2006-2 3A1 5.75% 3/25/36	324,380	319,720
Series 2006-4 2A3 5.75% 4/25/36	114,219	111,975
•Series 2006-AR4 1A1 5.865% 4/25/36	411,092	410,483
•Series 2006-AR4 2A1 5.784 4/25/36	609,537	607,678
•Series 2006-AR6 7A1 5.11% 3/25/36	528,939	517,073
•Series 2006-AR10 5A1 5.604 7/25/36	259,932	259,382
•Series 2006-AR11 A7 5.534 8/25/36	323,351	320,639
•Series 2006-AR12 1A2 6.046 9/25/36	166,568	167,263
Total Non-Agency Collateralized Mortgage Obligations (cost $20,248,504)		20,151,269

U.S. Treasury Obligations – 2.36%
*U.S. Treasury Bonds 4.50% 2/15/36	1,175,000	1,098,625
U.S. Treasury Inflation Index Notes
2.00% 1/15/14	517,997	504,299
2.00% 1/15/26	538,098	504,783
¥*2.375% 4/15/11	461,930	460,829
2.375% 1/15/27	174,865	174,012
2.50% 7/15/16	1,496,723	1,511,164
*3.00% 7/15/12	151,322	156,098
*3.625% 1/15/08	149,677	151,174
*U.S. Treasury Notes
4.625% 12/31/11	420,000	416,424
4.625% 11/15/16	530,000	521,967
^*U.S. Treasury Strip 4.293% 11/15/13	455,000	329,732
Total U.S. Treasury Obligations (cost $5,826,515)		5,829,107

Repurchase Agreements – 6.97%
With BNP Paribas 5.21% 2/1/07
(dated 1/31/07, to be repurchased at $8,529,234,
collateralized by $2,657,000 U.S. Treasury Notes 3.50%
due 8/15/09, market value $2,611,235 and $5,785,000
U.S. Treasury Notes 6.00% due 8/15/09,
market value $6,092,270)	8,528,000	8,528,000

With Cantor Fitzgerald 5.19% 2/1/07
(dated 1/31/07, to be repurchased at $2,476,357,
collateralized by $2,204,000 U.S. Treasury Bills
due 5/24/07, market value $2,169,998 and $364,000
U.S. Treasury Bills due 7/12/07, market value $356,039)	2,476,000	2,476,000

With UBS Warburg 5.21% 2/1/07
(dated 1/31/07, to be repurchased at $6,190,896,
collateralized by $6,435,000 U.S. Treasury Notes 3.50%
due 8/15/09, market value $6,323,398)	6,190,000	6,190,000
Total Repurchase Agreements (cost $17,194,000)		17,194,000

Total Value of Securities Before Securities Lending Collateral – 103.73%
(cost $226,279,928)		255,732,257

Securities Lending Collateral** – 2.41%
Short-Term Investments – 2.41%
Fixed Rate Notes – 0.29%
Citigroup Global Markets 5.32% 2/1/07	554,222	554,222
ING Bank 5.33% 7/9/07	169,990	169,990
		724,212
•Variable Rate Notes – 2.12%
American Honda Finance 5.32% 2/21/07	84,995	84,995
ANZ National 5.32% 2/29/08	33,998	33,998
Australia New Zealand 5.32% 2/29/08	169,990	169,990
Bank of America 5.32% 2/23/07	220,987	220,988
Bank of New York 5.31% 2/29/08	135,992	135,992
Barclays New York 5.31% 5/18/07	220,987	220,988
Bayerische Landesbank 5.37% 2/29/08	169,990	169,990
Bear Stearns 5.38% 7/31/07	203,988	203,988
BNP Paribas 5.35% 2/29/08	169,990	169,990
Canadian Imperial Bank 5.30% 2/29/08	118,993	118,993
CDC Financial Products 5.36% 2/28/07	220,987	220,988
Citigroup Global Markets 5.38% 2/7/07	220,987	220,988

Commonwealth Bank 5.32% 2/29/08	169,990	169,990
Deutsche Bank London 5.34% 2/23/07	203,988	203,988
Dexia Bank 5.33% 9/28/07	237,982	237,951
Goldman Sachs 5.45% 1/31/08	220,987	220,988
Marshall & Ilsley Bank 5.30% 2/29/08	186,989	186,989
Merrill Lynch Mortgage Capital 5.41% 3/8/07	220,987	220,988
Morgan Stanley 5.49% 2/29/08	220,987	220,988
National Australia Bank 5.29% 3/7/07	210,788	210,788
National City Bank 5.32% 3/2/07	204,001	204,007
National Rural Utilities 5.32% 2/29/08	268,585	268,585
Nordea Bank New York 5.31% 5/16/07	84,994	84,993
Nordea Bank Norge 5.33% 2/29/08	169,990	169,990
Royal Bank of Scotland 5.31% 2/29/08	169,990	169,990
Societe Generale 5.29% 2/29/08	84,995	84,995
Sun Trust Bank 5.33% 7/30/07	220,987	220,988
Toronto Dominion 5.32% 5/29/07	203,988	203,988
Wells Fargo 5.33% 2/29/08	169,990	169,990
		5,222,084
Total Securities Lending Collateral (cost $5,946,296)		5,946,296

Total Value of Securities – 106.14%
(cost $232,226,224)		261,678,553 ©
Obligation to Return Securities Lending Collateral** – (2.41%)		(5,946,296)
Liabilities Net of Receivables and Other Assets (See Notes) – (3.73%)		(9,202,167)
Net Assets Applicable to 13,142,391 Shares Outstanding – 100.00%		$246,530,090

*Fully or partially on loan.
**See Note 5 in "Notes."
©Includes $6,407,855 of securities loaned.
†Non-income producing security for the period ended January 31, 2007.
‡Non-income producing security. Security is currently in default.
µSecurity is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.
^Zero coupon security. The rate shown is the yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of January 31, 2007.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2007, the aggregate amount of Rule 144A securities equaled $10,575,033, which represented 4.29% of the Fund’s net assets. See Note 6 in "Notes."
☐Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¥Fully or partially pledged as collateral for financial futures contracts.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
FGIC – Insured by the Financial Guaranty Insurance Company
FHLMC – Federal Home Loan Mortgage Corporation
FSA – Insured by Financial Security assurance
GMAC – General Motors Acceptance Corporation
GNMA – Government National Mortgage Association
GSAMP – Goldman Sachs Mortgage Pass Through
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions
MBIA – Insured by the Municipal Bond Insurance Association
REIT – Real Estate Investment Trust
S.F. – Single Family
TBA – To be announced
yr – Year

The following futures contracts and swap contracts were outstanding at January 31, 2007:
Futures Contracts1

					Unrealized
Contracts		Notional Cost	Notional		Appreciation
to Buy (Sell)		(Proceeds)	Value	Expiration Date	(Depreciation)
(4)	U.S. Treasury long Bond	$(453,759)	$(440,500)	3/31/07	$13,259
5	U.S. Treasury 5 year Notes	529,871	522,656	3/31/07	(7,215)
57	U.S. Treasury 10 year Notes	6,152,104	6,084,750	3/31/07	(67,354)
					$(61,310)

Swap Contracts[2]
			Unrealized
Notional Amount	Expiration Date	Description	Appreciation
$2,540,000	2/1/07	Agreement with Goldman Sachs to receive the notional amount multiplied by the return on the Lehman Brothers Commercial MBS Index AAA and to pay the notional amount multiplied by the 1 month BBA LIBOR adjusted by a spread of plus 0.05%.	$13,023

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds I - Delaware Balanced Fund (the “Fund”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$232,617,701
Aggregate unrealized appreciation	30,011,744
Aggregate unrealized depreciation	(950,892)
Net unrealized appreciation	$29,060,852

For federal income tax purposes, at October 31, 2006, capital loss carryforwards of $33,589,445 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $27,821,297 expires in 2010 and $5,768,148 expires in 2011.

3. Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Schedule of Investments.

4. Swap Contracts
The Fund may enter into total return swap contracts in accordance with its investment objectives. A swap is a contract to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation; the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

Because there is no organized market for these swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related unrealized amounts shown above.

5. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the value of the securities issued in the United States. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations the Fund receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocation.

At January 31, 2007, the value of securities on loan was $6,407,855, for which the Fund received securities collateral, comprised of U.S. government obligations valued at $573,039, and cash collateral of $5,946,296. Investments purchased with cash collateral are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

6. Credit and Market Risk
The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investor Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to the Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At January 31, 2007, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

7. Investment Management Personnel
Delaware Investment Advisers (“DIA”) has announced that is has entered into discussions with Logan Circle Partners about a possible transaction involving certain members of the taxable fixed income team. This team is also part of Delaware Management Company (“DMC”), the investment manager to the Fund. Regardless of whether this transaction is consummated, DIA and DMC anticipate that they will continue to have substantial fixed income teams in place to support their commitment to managing fixed income strategies.

Although the precise scope of the expected transaction is still under consideration, the desire of the involved parties is to structure this transaction in a manner that minimizes any potential disruption to clients. It is anticipated that there would be an appropriate transition period which would allow for continued and consistent management of the fixed income products.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     Management has made changes that have materially affected, or are reasonably likely to materially affect, registrant’s internal controls over financial reporting. To seek to increase the controls’ effectiveness, these changes provide for enhanced review of contracts relating to complex transactions and the applicability of generally accepted accounting principles to such transactions, including enhanced consultation with registrant’s independent public accountants in connection with such reviews.

     Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a -2(a)), exactly as set forth below: